Commitments and Contingencies (Details)	12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 VEF	Dec. 31, 2010 VEF	May 31, 2010 VEF	Mar. 31, 2010 VEF	Jan. 31, 2010 VEF	Dec. 31, 2011 DIRECTV U.S. Satellite	Dec. 31, 2011 DIRECTV Latin America USD ($) Satellite	Dec. 31, 2011 Sky Brasil	Oct. 31, 2011 Sky Brasil USD ($)	Dec. 31, 2010 Sky Brasil	Dec. 31, 2010 Sky Brasil Level 3 inputs USD ($)	Dec. 31, 2011 Pegasus Development Corporation and Personalized Media Communications L.L.C patent	Dec. 31, 2011 Standby letters of credit USD ($)
Noncancelable operating leases
Minimum future commitments under noncancelable operating leases	$ 846,000,000
2012	73,000,000
2013	78,000,000
2014	65,000,000
2015	67,000,000
2016	70,000,000
Thereafter	493,000,000
Rental expenses	99,000,000	78,000,000	72,000,000
Unrecorded purchase commitments
Minimum payments under agreements to purchase	8,258,000,000
2012	2,409,000,000
2013	1,957,000,000
2014	1,552,000,000
2015	916,000,000
2016	238,000,000
Thereafter	1,186,000,000
Satellite Commitments payments
Total cash payment under lease agreements	1,646,000,000
Cash payments under lease agreements payable in 2012	340,000,000
Cash payments under lease agreements payable in 2013	308,000,000
Cash payments under lease agreements payable in 2014	174,000,000
Cash payments under lease agreements payable in 2015	116,000,000
Cash payments under lease agreements payable in 2016	50,000,000
Cash payments under lease agreements payable thereafter	658,000,000
Commitments
Number of construction and launch satellites contracts									2	2
Prepayments related to capital lease										104,000,000
Noncontrolling interest, ownership percentage											7.00%		7.00%
Estimated fair value of Globo's interest in Sky Brasil	265,000,000	224,000,000
Carrying amount of redeemable noncontrolling interest														224,000,000
Exchange rate set by the Venezuelan government, after devaluation (in bolivars fuerte per U.S. dollar)				4.3			4.3	4.3
Exchange rate set by the Venezuelan government, before devaluation (in bolivars fuerte per U.S. dollar)								2.15
Charge related to remeasurement of assets due to devaluation		6,000,000
Preferential exchange rate eliminated by Venezuelan government (in bolivars fuerte per U.S. dollar)					2.6
Minimum exchange rate in parallel exchange process (in bolivars fuerte per U.S. dollar)						6
Maximum exchange rate in parallel exchange process (in bolivars fuerte per U.S. dollar)						7
Repatriation charge in connection with exchange of accumulated cash		22,000,000	213,000,000
Venezuelan bolivars fuerte denominated cash	401,000,000
Venezuelan bolivar fuerte denominated assets in excess liabilities	285,000,000
Number of patents included in suit for claims															4
Number of patents alleged for Infringement															7
In-orbit satellites, net book value	1,913,000,000
Remaining book value of D10 satellite	267,000,000
Income tax matters
Reversal of accrual for uncertain tax positions		39,000,000
Other
Contingent liability for standby letters of credit												$ 85,000,000				$ 136,000,000
Additional percentage added onto required litigation deposit, as required by Brazilian law												30.00%